Transfers of financial assets and variable interest entities (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Non-consolidated VIEs
Trading assets	SFr 190,737	SFr 241,131
Net loans	272,995	272,551
Other assets	58,017	70,558
Other liabilities	42,231	50,970
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,415	7,508
Net loans	11,054	12,757
Other assets	185	213
Total variable interest assets, non-consolidated VIEs	18,654	20,478
Maximum exposure to loss	31,166	31,686
Non-consolidated VIE assets	252,921	253,888
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	90	179
Net loans	36	211
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	126	390
Maximum exposure to loss	126	752
Non-consolidated VIE assets	6,590	8,604
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	6,021	5,009
Net loans	1,508	2,307
Other assets	11	4
Total variable interest assets, non-consolidated VIEs	7,540	7,320
Maximum exposure to loss	12,986	12,830
Non-consolidated VIE assets	113,530	120,243
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	871	1,201
Net loans	2,734	3,213
Other assets	13	20
Total variable interest assets, non-consolidated VIEs	3,618	4,434
Maximum exposure to loss	3,618	4,589
Non-consolidated VIE assets	54,112	56,413
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	425	494
Net loans	5,053	5,482
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	5,478	5,976
Maximum exposure to loss	11,866	11,157
Non-consolidated VIE assets	41,824	45,268
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	8	625
Net loans	1,723	1,544
Other assets	161	189
Total variable interest assets, non-consolidated VIEs	1,892	2,358
Maximum exposure to loss	2,570	2,358
Non-consolidated VIE assets	36,865	23,360
Bank
Non-consolidated VIEs
Trading assets	191,096	241,313
Net loans	254,915	255,928
Other assets	57,910	70,511
Other liabilities	41,715	50,648
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,415	7,508
Net loans	10,954	12,657
Other assets	185	213
Total variable interest assets, non-consolidated VIEs	18,554	20,378
Maximum exposure to loss	31,066	31,586
Non-consolidated VIE assets	227,519	242,698
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	90	179
Net loans	36	211
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	126	390
Maximum exposure to loss	126	752
Non-consolidated VIE assets	6,590	8,604
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	6,021	5,009
Net loans	1,508	2,307
Other assets	11	4
Total variable interest assets, non-consolidated VIEs	7,540	7,320
Maximum exposure to loss	12,986	12,830
Non-consolidated VIE assets	113,530	120,243
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	871	1,201
Net loans	2,634	3,113
Other assets	13	20
Total variable interest assets, non-consolidated VIEs	3,518	4,334
Maximum exposure to loss	3,518	4,489
Non-consolidated VIE assets	54,112	56,413
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	425	494
Net loans	5,053	5,482
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	5,478	5,976
Maximum exposure to loss	11,866	11,157
Non-consolidated VIE assets	41,824	45,268
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	8	625
Net loans	1,723	1,544
Other assets	161	189
Total variable interest assets, non-consolidated VIEs	1,892	2,358
Maximum exposure to loss	2,570	2,358
Non-consolidated VIE assets	SFr 11,463	SFr 12,170